Pension Plan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Defined Contribution Plan, Employer Matching Contribution, Percent	20.00%	20.00%
Expenses related to defined contribution plan	$ 191	¥ 1,238	¥ 1,097	¥ 1,047